INVENTORIES	6 Months Ended
Jun. 30, 2021
Subclassifications of assets, liabilities and equities [abstract]
INVENTORIES
NOTE 11 - INVENTORIES

(in millions of Euros)	At June 30, 2021	At December 31, 2020
Finished goods	196	149
Work in progress	428	280
Raw materials	137	118
Stores and supplies	87	80
Inventories write down	(46)	(45)
Total inventories	802	582